Revenues (Tables)	9 Months Ended
Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Schedule of disaggregation of revenues
	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas
Products	$52,827	$67,088	$145,871	$192,279
Service	33,770	39,816	106,000	119,149
Total Americas	86,597	106,904	251,871	311,428

EMEA
Products	17,245	22,710	53,735	74,119
Service	6,003	6,223	17,348	19,747
Total EMEA	23,248	28,933	71,083	93,866

Asia Pacific
Products	13,476	16,548	40,991	55,380
Service	4,571	5,075	14,477	15,249
Total Asia Pacific	18,047	21,623	55,468	70,629

Total Revenues	$127,892	$157,460	$378,422	$475,923

Schedule of disaggregated based on the timing of revenue recognition
	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$83,548	$106,346	$240,597	$321,778
Services	10,387	11,157	29,809	32,531
Total revenues recognized in point in time	93,935	117,503	270,406	354,309

Revenues recognized over time from:
Services	33,957	39,957	108,016	121,614
Total revenues recognized over time	33,957	39,957	108,016	121,614

Total Revenues	$127,892	$157,460	$378,422	$475,923

Schedule of changes in deferred revenue
	September 30,	December 31,
	2020	2019
	U.S. $ in thousands

Deferred revenues*	60,724	68,307

*Includes $13.4 million and $16.0 million under long term deferred revenue in the Company's consolidated balance sheets as of September 30, 2020 and December 31, 2019, respectively.